Investments in associates and joint ventures (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in joint ventures
Investments in joint ventures	$ 1,105,282	$ 1,303,157
Investments in associates
Investments in associates	225,178	249,537
Investments in joint ventures and associates	1,330,460	1,552,694	$ 1,931,934
Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	1,941,174	2,133,893
Investments in associates
Investments in associates	235,082	249,537
Invercolsa S.A. [member] | Gross carrying amount [member]
Investments in associates
Investments in associates	223,963	243,156
Serviport S.A. [member] | Gross carrying amount [member]
Investments in associates
Investments in associates	9,905	5,255
Serviport S.A. [member] | Accumulated impairment [member]
Investments in associates
Investments in associates	(9,904)	0
Olefinas Port Society [Member] | Gross carrying amount [member]
Investments in associates
Investments in associates	1,214	1,126
Equion Energia Limited [Member]
Investments in joint ventures
Investments in joint ventures	761,039	902,747
Equion Energia Limited [Member] | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	1,057,466	1,156,430
Equion Energia Limited [Member] | Accumulated impairment [member]
Investments in joint ventures
Investments in joint ventures	(296,427)	(253,683)
Offshore International Group [member]
Investments in joint ventures
Investments in joint ventures	305,860	360,885
Offshore International Group [member] | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	845,325	937,938
Offshore International Group [member] | Accumulated impairment [member]
Investments in joint ventures
Investments in joint ventures	(539,465)	(577,053)
Ecodiesel Colombia S.A. [member] | Gross carrying amount [member]
Investments in joint ventures
Investments in joint ventures	$ 38,383	$ 39,525